Short Term Bank Loans (Details) - USD ($)			12 Months Ended
	Jan. 10, 2024	Aug. 25, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short Term Bank Loans [Line Items]
Guaranteed by payments			$ 1,971,859	$ 434,959
Repaid amounts		$ 411,579
Loans interest expense			30,144	24,239	$ 31,355
Industrial and Commercial Bank of China [Member]
Short Term Bank Loans [Line Items]
Guaranteed by payments			422,541
China Everbright Bank [Member]
Short Term Bank Loans [Line Items]
Guaranteed by payments			$ 140,847	$ 434,959
Repaid amounts	$ 140,847